PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.8%

Aerospace & Defense — 2.6%
HEICO Corp., Class A	47,997	$3,067,008

Apparel — 2.8%
NIKE, Inc., Class B	39,589	3,275,594

Chemicals — 6.4%
Ecolab, Inc.	36,780	5,731,427
The Sherwin-Williams Co.	3,907	1,795,345

		7,526,772

Commercial Services — 6.0%
Adyen N.V.*	2,566	2,180,831
Rollins, Inc.	51,828	1,873,064
S&P Global, Inc.	4,937	1,209,812
Verisk Analytics, Inc.	12,151	1,693,606

		6,957,313

Cosmetics & Personal Care — 1.4%
The Estee Lauder Cos., Inc., Class A	10,376	1,653,312

Distribution & Wholesale — 1.4%
Copart, Inc.*	23,832	1,632,969

Diversified Financial Services — 2.0%
CME Group, Inc.	6,909	1,194,635
Intercontinental Exchange, Inc.	14,569	1,176,447

		2,371,082

Electronics — 1.5%
Roper Technologies, Inc.	5,606	1,748,007

Healthcare Products — 7.3%
Danaher Corp.	12,573	1,740,229
Intuitive Surgical, Inc.*	13,682	6,775,463

		8,515,692

Internet — 28.7%
Alphabet, Inc., Class C*	3,009	3,498,895
Amazon.com, Inc.*	4,486	8,746,444
Facebook, Inc., Class A*	10,774	1,797,103
Okta, Inc.*	29,658	3,625,987
Shopify, Inc., Class A*	16,204	6,755,934
Spotify Technology S.A.*	42,221	5,127,318
Twitter, Inc.*	161,841	3,974,815

		33,526,496

Media — 1.6%
The Walt Disney Co.	18,762	1,812,409

Packaging and Containers — 1.6%
Ball Corp.	28,090	1,816,299

Pharmaceuticals — 2.9%
Zoetis, Inc.	28,575	3,362,992

Retail — 2.8%
Starbucks Corp.	48,974	3,219,551

	Number of Shares	Value†
Software — 30.8%
Activision Blizzard, Inc.	32,657	$1,942,438
Atlassian Corp. PLC, Class A*	16,400	2,251,064
Autodesk, Inc.*	10,438	1,629,372
Coupa Software, Inc.*	24,292	3,394,321
ServiceNow, Inc.*	26,616	7,627,613
Slack Technologies, Inc., Class A*	137,172	3,681,697
Take-Two Interactive Software, Inc.*	10,598	1,257,029
Twilio, Inc., Class A*	30,567	2,735,441
Veeva Systems, Inc., Class A*	39,090	6,112,503
Workday, Inc., Class A*	41,130	5,355,949

		35,987,427

TOTAL COMMON STOCKS (Cost $110,068,368)		116,472,923

SHORT-TERM INVESTMENTS — 1.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $1,307,815)	1,307,815	1,307,815

TOTAL INVESTMENTS — 100.9% (Cost $111,376,183)		117,780,738
Other Assets & Liabilities — (0.9)%		(1,038,948)

TOTAL NET ASSETS — 100.0%		$116,741,790

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

S.A. — Societe Anonyme.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 03/31/2020 ††

United States	86%
Canada	6
Sweden	4
Australia	2
Netherlands	2

Total	100%

††	% of total investments as of March 31, 2020.